UNITED STATES
                         SECURITIES AND EXCHANGE COMMISSION
	                       Washington, D.C.  20549

                                      FORM 13F

                                 FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 1999

Check here if Amendment	[   ];	Amendment Number:
This Amendment (Check only one.):	[   ] is a restatement.
					[   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:		Quaker Capital Management Corporation
Address:	The Arrott Building
		401 Wood Street, Suite 1300
		Pittsburgh, PA  15222-1824

13F File Number:	028-03862

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:		David R. Fallgren
Title:		Operations Manager
Phone:		412-281-1948

Signature, Place, and Date of Signing:

   /s/	David R. Fallgren	Pittsburgh, Pennsylvania	February 14, 2000

Report Type (Check only one.):

[X  ]		13F HOLDINGS REPORT

[   ]		13F NOTICE

[   ]		13F COMBINATION REPORT

List of Other Managers Reporting for this Manager: 	NONE

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.
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				FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:		0

Form 13F Information Table Entry Total:		48

Form 13F Information Table Value Total:		$298,276,409



List of Other Included Managers:

NONE
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
       Name of Issuer        Class  CUSIP      Value ($)     Shares     InvDscn  Oth  VoteSole  VoteShd.
Aldila Inc.                  Com    014384101     674,300.0    490,400  Defined       232,800  	257,600
Amer West Hldg Corp. Cl. B   Com    023657208  22,571,020.0  1,087,760  Defined       688,000	399,760
AngloGold                    Com    356142208   1,330,658.7     51,802  Defined             0	 51,802
Arch Chemicals               Com    039373102  11,867,375.0    566,800  Defined       210,000   356,800
Ashanti Goldfields Co. Ltd.  Com    043743202   3,402,567.0  1,296,216  Defined       871,200 	425,016
Barrick Gold Corp.           Com    067901108     785,501.9     44,410  Defined             0	 44,410
B.F. Goodrich Co.            Com    382388106   6,083,000.0    221,200  Defined        25,000   196,200
Borders Group Inc.           Com    099709107   9,606,187.5    591,150  Defined       345,000   246,150
Buffets, Inc.                Com    119882108  10,389,000.0  1,038,900  Defined       384,600  	654,300
Calgon Carbon                Com    129603106   5,254,600.0    894,400  Defined       492,000  	402,400
Catherine Stores             Com    14916F100   4,712,400.0    224,400  Defined             0  	224,400
Celestial Seasonings Inc.    Com    151016102   4,358,129.5    234,190  Defined         1,000	233,190
Cold Metal Products          Com    192861102   1,055,025.0    312,600  Defined             0	312,600
Cole National Corp.          Com    193290103   5,693,000.0  1,138,600  Defined       377,500 	761,100
Cooper Tire & Rubber         Com    216831107   3,126,375.0    198,500  Defined             0   198,500
Corus Group PLC ADR          Com    22087M101   3,366,337.5    130,100  Defined             0   130,100
Cytec Industries Inc.        Com    232820100   5,267,000.0    229,000  Defined             0   229,000
Dawson Geophysical           Com    239359102   3,161,043.8    358,700  Defined             0   358,700
DSG Intl                     Com    G28471103     466,475.0     79,400  Defined             0	 79,400
East West Bancorp Inc.       Com    27579R104   5,469,412.5    478,200  Defined       336,000   142,200
Emcee Broadcast Products     Com    268650108   2,855,531.3    461,500  Sole          461,500  	      0
Foster L B Co Class A        Com    350060109   1,289,032.9    264,417  Defined             0	264,417
Guilford Mills Inc.          Com    401794102   5,607,512.5    773,450  Defined       500,000  	273,450
Hampshire Group, Ltd         Com    408859106     145,250.0     16,600  Defined             0	 16,600
II-VI Incorporated           Com    902104108   1,267,875.0     63,000  Defined             0	 63,000
Loews Corporation            Com    540424108   6,924,140.3    114,095  Defined        34,100	 79,995
Magellan Health Services     Com    559079108   5,312,600.0    841,600  Defined       600,000 	241,600
Matrix Pharmaceutical        Com    576844104  14,242,875.0  2,998,500  Defined     1,439,300 1,559,200
Miller Herman Inc.           Com    600544100   3,417,800.0    148,600  Defined        10,000 	138,600
Nautica Enterprises Inc.     Com    639089101   1,610,900.0    142,400  Defined             0	142,400
Newmont Mining               Com    651639106   2,826,075.0    115,350  Defined             0	115,350
Nucentrix Broadband Networks Com    670198100  33,104,596.0  1,351,208  Defined       897,637   453,571
NVR Inc.                     Com    62944T105  15,958,909.5    334,218  Defined       100,000  	234,218
Parexel                      Com    699462107   6,457,303.1    546,650  Defined       199,800   346,850
Payless Shoesource           Com    704379106  14,812,520.0    315,160  Defined       100,000 	215,160
Remedy Corp.                 Com    759548100   4,661,368.4     98,393  Defined             0	 98,393
Respironics                  Com    761230101   9,178,486.0  1,151,810  Defined       575,460   576,350
RF Monolithics Inc.          Com    74955F106   5,088,000.0    848,000  Defined       415,000   433,000
Scientific Games Holdings    Com    808747109   2,760,968.8    166,700  Defined             0	166,700
Spectrum Control             Com    847615101   4,837,562.5    455,300  Sole          455,300  	      0
Symantec Corp.               Com    871503108   6,515,230.8    111,134  Defined             0  	111,134
Teledyne Technologies Inc.   Com    879360105   6,730,541.9    713,170  Defined       200,000   513,170
Toys R' Us                   Com    892335100   2,546,909.4    177,950  Defined             0	177,950
Tuscarora Inc                Com    900902107   3,038,525.0    250,600  Defined       221,500    29,100
Vicorp Restaurants           Com    925817108  12,494,746.5    774,868  Defined       336,568 	438,300
Waste Management             Com    94106L109   8,637,578.1    502,550  Defined       244,500   258,050
Wet Seal Inc. Cl. A          Com    961840105   4,210,937.5    343,750  Defined             0   343,750
WSFS Financial               Com    929328102   3,103,225.0    245,800  Defined       236,300  	  9,500

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